Trade and other payables	12 Months Ended
Dec. 31, 2022
Trade and Other payables [Abstract]
Trade and other payables

Note 12 — Trade and other payables

	December 31, 2022	December 31, 2021
	EUR	EUR
Trade payables – outside parties	100,791	68,986
Trade payables – related parties	29,533	42,712
Other payables – outside parties	512,698	257,877
Other payables – related parties	7,236	-
	650,258	369,575

Trade payables mainly represents trade payables due to vendors, including independent third party and related parties, who delivered the consultancy services. Other payable mainly represents social security contribution payables, VAT and other tax payables.